Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 4, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
DWS Diversified Market Neutral Fund (formerly DWS Disciplined Market Neutral Fund) and DWS Select Alternative Allocation Fund (each, a “Fund,” and together, the “Funds”), each a series of DWS Market Trust (the “Trust”) (Reg. Nos. 002-21789, 811-01236)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 108 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on November 27, 2013.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director & Senior Counsel

cc:           John Marten, Esq., Vedder Price